Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME:
Loans, including fees	$ 64,404	$ 58,037
Securities	3,371	2,977
Other investments	313	285
Federal funds sold	1	2
Deposits in financial institutions	370	280
Total interest income	68,459	61,581
INTEREST EXPENSE:
Demand and savings deposits	3,210	2,973
Certificates and other time deposits	7,789	6,381
Other borrowed funds	418	619
Total interest expense	11,417	9,973
NET INTEREST INCOME	57,042	51,608
PROVISION FOR LOAN LOSSES	2,373	8,060
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	54,669	43,548
NONINTEREST INCOME:
Customer service fees	1,826	1,699
Loan fees	1,270	930
Gain (loss) on sale of available-for-sale securities, net	(7)	950
Gain on sale of guaranteed portion of loans	1,229
Bargain purchase gain		578
Other	494	952
Total noninterest income	4,812	5,109
NONINTEREST EXPENSE:
Salaries and employee benefits	25,618	22,021
Occupancy	4,725	4,194
Professional and regulatory fees	3,224	3,506
Data processing	1,429	1,826
Software license and maintenance	965	750
Marketing	605	626
Loan related	813	584
Real estate acquired by foreclosure, net	(595)	107
Other	3,181	2,128
Total noninterest expense	39,965	35,742
INCOME BEFORE INCOME TAXES	19,516	12,915
PROVISION FOR INCOME TAXES	6,906	4,380
NET INCOME	$ 12,610	$ 8,535
EARNINGS PER SHARE:
Basic (in dollars per share)	$ 0.61	$ 0.44
Diluted (in dollars per share)	$ 0.60	$ 0.44